CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Convertible Note
The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group's ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.60
Tranche B	US$	13,350,000	US$	5.20
Tranche C	US$	4,450,000	US$	7.80

Convertible Notes at Net Carrying Value at Date of Issuance	The convertible notes are recorded at net carrying value at the date of issuance as follows:

US$
Principal Amount	40,050,000
Less:
Fair value allocated to warrants (Note 20)	8,821,883
Beneficial conversion feature	8,112,556
Issuance cost	3,200,000
Net carrying value	19,915,561